Shareholders' Equity (Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	579,521	590,047	465,247	365,495
Options exercisable, number of options	315,253
$26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 26.91
Options outstanding, number of options	18,329
Options outstanding, weighted average remaining contractual life (in years)	1 year 7 months 6 days
Options exercisable, number of options	18,329
Options exercisable, weighted average remaining contractual life (in years)	1 year 7 months 6 days
33.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.27
Options outstanding, number of options	14,865
Options outstanding, weighted average remaining contractual life (in years)	4 years 3 months 18 days
Options exercisable, number of options	14,865
Options exercisable, weighted average remaining contractual life (in years)	4 years 3 months 18 days
28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 28.38
Options outstanding, number of options	35,533
Options outstanding, weighted average remaining contractual life (in years)	2 years 4 months 24 days
Options exercisable, number of options	35,533
Options exercisable, weighted average remaining contractual life (in years)	2 years 4 months 24 days
39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 39.62
Options outstanding, number of options	76,176
Options outstanding, weighted average remaining contractual life (in years)	3 years 1 month 6 days
Options exercisable, number of options	76,176
Options exercisable, weighted average remaining contractual life (in years)	3 years 1 month 6 days
36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 36.11
Options outstanding, number of options	83,016
Options outstanding, weighted average remaining contractual life (in years)	4 years 3 months 18 days
Options exercisable, number of options	83,016
Options exercisable, weighted average remaining contractual life (in years)	4 years 3 months 18 days
33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.83
Options outstanding, number of options	87,334
Options outstanding, weighted average remaining contractual life (in years)	5 years 1 month 6 days
Options exercisable, number of options	87,334
Options exercisable, weighted average remaining contractual life (in years)	5 years 1 month 6 days
32.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 32.54
Options outstanding, number of options	134,343
Options outstanding, weighted average remaining contractual life (in years)	6 years 4 months 24 days
Options exercisable, number of options	0
Options exercisable, weighted average remaining contractual life (in years)
41.84 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 41.84
Options outstanding, number of options	129,925
Options outstanding, weighted average remaining contractual life (in years)	7 years 4 months 24 days
Options exercisable, number of options	0
Options exercisable, weighted average remaining contractual life (in years)